20. INCOME TAXES	12 Months Ended
Dec. 31, 2017
Notes
20. INCOME TAXES

20.  INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2017 and 2016, six months ended December 31, 2015 and year ended June 30, 2015:

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Net loss before taxes	(2,736,717)	(2,613,904)	(1,190,414)	(2,200,648)
Statutory tax rate	26.0%	26.0%	26.0%	26.0%
Expected income tax (recovery)	(711,546)	(679,615)	(309,508)	(572,169)
Non-deductible items	84,637	241,475	166,482	237,955
Change in estimates	(768)	(11,699)	-	-
Share issue costs	(2,730)	-	(19,205)	(2,771)
Loss expired	-	-	166,689	84,778
Change in statutory rates and other	(155,379)	-	-	-
Change in deferred tax asset not recognized	785,786	449,839	(4,458)	252,207
	-	-	-	-

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding values for tax purposes. Unrecognized deductible temporary differences as at December 31, 2017 and 2016 are comprised of the following:

	Year ended December 31,
	2017	2016
	$	$
Non-capital loss carry-forwards	3,959,367	3,170,690
Property and equipment	147,189	139,259
Intangible asset	94,126	90,639
Financing costs	26,469	40,777
	4,227,151	3,441,365
Deferred tax asset not recognized	4,227,151	3,441,365
Net deferred tax asset (liability)	-	-